Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	4,460,000
Proposed Maximum Offering Price per Unit	94.82
Maximum Aggregate Offering Price	$ 422,897,200
Fee Rate	0.01381%
Amount of Registration Fee	$ 58,402.1
Offering Note

(1)
Amount to be registered consists of 4,460,000 shares of Common Stock that may be issued under the Plan, which is comprised of 2,800,000 shares of Common Stock plus 1,660,000 shares that were remaining available for issuance under the Prior Plans as of May 21, 2026. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the NYSE on May 18, 2026, a date within five business days prior to the filing of this Registration Statement.